NOTE 23: RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 734,655	$ 1,063,748	$ 221,700
Share-based payments	556,040	892,417	0
Directors fees	11,250	0	0
Key management compensation	$ 1,301,945	$ 1,956,165	$ 221,700